Restricted Cash (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Components of restricted cash	The following table provides the components of Restricted cash (dollars in thousands):

	March 31,	December 31,
	2022	2021
Reclamation and other surety bond cash collateral	$34,293	$34,293
The following table provides the components of Restricted cash (dollars in thousands):

	December 31, 2021	December 31, 2020
Reclamation and other surety bond cash collateral	$34,293	$39,677